Bank Loans - Schedule of Bank Loans (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Long-term borrowings:
Borrowings	$ 2,948,718	$ 1,391,827
Current portion of long-term borrowings	541,519	685,016
Non-current portion of long-term borrowings	$ 2,407,199	706,811
The Hongkong & Shanghai Banking Corporation Ltd [Member] | Mortgage [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.20%
Maturity dates	March 2031
Borrowings	$ 2,948,718
Hang Seng Bank Limited [Member] | Mortgage Two [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings		302,685
Hang Seng Bank Limited [Member] | Mortgage Three [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings		488,257
Hang Seng Bank Limited [Member] | Mortgage Four [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings		134,852
Hang Seng Bank Limited [Member] | Mortgage Five [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.40%
Maturity dates	December 2026
Borrowings		185,250
Hang Seng Bank Limited [Member] | Mortgage Six [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	April 2027
Borrowings		$ 280,783